UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Wooster Capital Management, LP
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Address:    540 Madison Ave, 19th Floor
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            New York, NY 10022
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Form 13F File Number:      028-11124
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        David Steinhardt
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Title:       Managing Partner
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Phone:       212-610-2101
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Signature, Place, and Date of Signing:

       /s/ David Steinhardt                 New York, NY           8/14/08
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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        4
                                               -------------

Form 13F Information Table Value Total:        12,469
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




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--------------------------- --------------- --------- --------- ------- --- ---- ---------- -------- -------------------------
                                                                                                         VOTING AUTHORITY
          NAME OF               TITLE                   VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER
          ISSUER               OF CLASS      CUSIP    (X $1000) PRN AMT PRN CALL DISCRETION MANAGERS    SOLE   SHARED  NONE
--------------------------- --------------- --------- --------- ------- --- ---- ---------- -------- --------- ------- -----
GHL ACQUISITION CORP        UNIT 99/99/9999 36172H207   1,962   200,000 SH          SOLE              200,000
NEWMONT MINING CORP               COM       651639106   6,520   125,000 SH          SOLE              125,000
NORDSTROM INC                     COM       655664100   3,030   100,000 SH          SOLE              100,000
PET DRX CORPORATION               COM       715813101    957    264,999 SH          SOLE              264,999

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